SCHEDULE OF MARKETABLE SECURITIES (Details)	Dec. 31, 2023 USD ($)
Guarantor Obligations [Line Items]
Total marketable investment securities	$ 2,478,953
Corporate Fixed Income Securities [Member]
Guarantor Obligations [Line Items]
Total marketable investment securities	452,682
Government Securities [Member]
Guarantor Obligations [Line Items]
Total marketable investment securities	$ 2,026,271